Bank Borrowings (Tables)	12 Months Ended
Jun. 30, 2012
Summary of Debt Maturities

The following table summarizes debt maturities during each of the next five fiscal years and thereafter on an aggregate basis at June 30, 2012 (in thousands):

Bank Borrowings
2013	$1,666
2014	1,667
2015	—
2016	—
2017	—
Thereafter	—

Total Bank Borrowings	$3,333